Summary of Notes Payable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Balance - December 31, 2023	$ 4,802,115
Advances	2,805,000		5,267,500
Debt discount	(1,404,227)		(1,608,900)
Amortization of debt discount	1,567,825		1,406,015
Repayments		(262,500)	(262,500)	$ (657,719)
Original issue discount	(255,000)
Balance - June 30, 2024	7,515,713		4,802,115
Non Vehicles [Member]
Short-Term Debt [Line Items]
Balance - December 31, 2023	126,440
Face amount of note	277,500		275,250
Debt discount	(27,500)		(25,250)
Amortization of debt discount	20,045		9,729
Repayments	(188,125)		(133,289)
Balance - June 30, 2024	208,360		126,440
Non Vehicles [Member] | Loan One [Member]
Short-Term Debt [Line Items]
Balance - December 31, 2023	126,440
Face amount of note			275,250
Debt discount			(25,250)
Amortization of debt discount	15,521		9,729
Repayments	(141,961)		(133,289)
Balance - June 30, 2024			126,440
Non Vehicles [Member] | Loan Two [Member]
Short-Term Debt [Line Items]
Balance - December 31, 2023
Face amount of note	277,500
Debt discount	(27,500)
Amortization of debt discount	4,524
Repayments	(46,164)
Balance - June 30, 2024	208,360
Vehicles [Member]
Short-Term Debt [Line Items]
Balance - December 31, 2023	1,173,278	$ 2,009,896	2,009,896	476,313
Repayments	(407,762)		(836,618)
Balance - June 30, 2024	$ 765,516		$ 1,173,278	$ 2,009,896